Consolidated Statements of Comprehensive Income (Parenthetical) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Currency translation differences, taxes	CAD (46)	CAD (27)
Change in fair value of available-for-sale financial instruments, taxes	2	(2)
Remeasurements of retirement benefit plans,taxes	CAD (55)	CAD (7)